SUBSEQUENT EVENTS (Details Narrative) $ in Thousands				1 Months Ended			12 Months Ended
	Feb. 26, 2026	Feb. 04, 2026	Jan. 01, 2026 USD ($) shares	Mar. 31, 2026 USD ($)	Mar. 31, 2026 ILS (₪)	Jan. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 ILS (₪) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Subsequent Event [Line Items]
Common stock share issued | shares							2,014,263	2,014,263	1,264,757
Convertible loan receivable									$ 1,500
Lease term, description							the Company has an option to extend the lease period for another five years from September 9, 2026, to September 8, 2031, with a monthly rent of between NIS 96 thousand (approx. $30) and NIS 102 thousand (approx. $32) over the additional lease period linked with the Israeli Consumer Price Index.	the Company has an option to extend the lease period for another five years from September 9, 2026, to September 8, 2031, with a monthly rent of between NIS 96 thousand (approx. $30) and NIS 102 thousand (approx. $32) over the additional lease period linked with the Israeli Consumer Price Index.
Monthly rent for the company's office							$ 25	₪ 79,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock share issued | shares			99,424
Fair value consideration value						$ 1,000
Credit loan amount maximum			$ 700
Interest rate per annum			8.00%
Convertible loan receivable			$ 100
Reverse stock split ratio		(1-for-30)
Subsequent Event [Member] | New Lease Agreement [Member]
Subsequent Event [Line Items]
Lease term, description	The lease term is for an initial period of five years commencing on October 1, 2026, with an option to extend for an additional five-year period.
Monthly rent for the company's office				$ 30,500	₪ 97,000
Quantum Transportation Ltd [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ownership acquisition percentage			51.00%